[Cover letter of SCARINCI HOLLENBECK]

[Scarinci & Hollenbeck, LLC
99 Park Avenue, 16th Floor
New York, New York 10016
Phone:  212-286-0747
Fax: 212-808-4155
www.scarincihollenbeck.com]

DAN BRECHER, Counsel dbrecher@scarincihollenbeck.com

March 16, 2012

VIA ELECTRONIC TRANSMISSION
Attn.: Peggy Kim, Special Counsel
Office of Mergers & Acquisitions
U.S. Securities and Exchange Commission
Washington, DC 20549

Re:	Media Sciences International, Inc.
Amendment No. 1 to Schedule 13E-3 filed February 17, 2012
File No. 5-54247
Amendment No. 2 to Schedule 14A filed February 17, 2012
File No. 1-16053

Dear Ms. Kim:

This letter responds to the comments of the Staff of the Commission contained in its letter dated February 29, 2012 in connection with the above-referenced matter.  In connection with this letter, the Company is filing Amendment No. 3 to Schedule 14A.

The following paragraphs of this letter are numbered to correspond to the numbers assigned to the comments in the Staff’s February 29, 2012 letter.  In connection with this letter, we are supplementally providing, via email, marked and clean PDF copies of the submission materials.  The page numbers referenced in the responses below refer to the page numbers in the clean version.

Schedule 14A

1.
The proxy statement and the related proxy card have been revised to omit reference to a specific record date and meeting date.  The Company will set forth such dates in connection with the filing of a definitive proxy statement.  The dates to be set forth will comply with the dissemination requirement in Rule 13e-3(f)(1)(i) and any other applicable rules.

March 16, 2012

Special Factors, page 5

2.	On page 7 of the proxy statement, the proxy statement has been revised to include a brief description of the nature of the Xerox litigation and the material terms of the settlement.

3.
On page 6 of the proxy statement, the proxy statement has been revised to include a brief description of the financial projections, forecasts and valuations discussed or considered by the Company’s Board of Directors in connection with the sale of assets to Katun Corporation and the settlement of the Xerox litigation, as discussed with you in a telephone conversation held on March 1, 2012.

Effects of the Stock Split, page 9

4.
The Company confirms its understanding that if the stock split proposal is not approved and should the Company resubmit the stock split proposal for stockholder action, or purchase of shares in the open market, or conduct a tender offer, that each of these actions would constitute a step in a series of transactions which has a reasonable likelihood of producing a going private effect and would require the filing and dissemination of another Schedule 13E-3.  A statement to this effect has also been included on page 12 of the proxy statement.

Proxy Card

5.
The proxy card has been revised to delete the repeated proposal regarding the plan of dissolution.  The proxy card has been further revised in text and format in accordance with the template recently implemented by the Company’s transfer agent for year 2012 proxy cards.

Thank you very much for your attention to this matter.

Very truly yours,

SCARINCI & HOLLENBECK, LLC

/s/ Dan Brecher

DAN BRECHER, Counsel
For the Firm

Enclosures
cc:  Denise Hawkins, President

 SCARINCI HOLLENBECK